Debt and Interest Expense - Interest Expense Table (details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Interest expense	$ 51,797,000	[1],[2]	$ 42,060,000	[1],[2]	$ 30,345,000	[1],[2]
Third Parties [Member]
Debt Instrument [Line Items]
Interest expense	51,797,000		39,294,000		25,410,000
Affiliated Entity [Member]
Debt Instrument [Line Items]
Interest expense	0	[3]	2,766,000	[3]	4,935,000	[3]
Western Gas Partners [Member] | Senior Notes 5 Point 375 Percent Due 2021 [Member]
Table Text Block Supplement [Abstract]
Amortization related to senior notes					500,000
Western Gas Partners [Member] | Senior Notes 5 Point 375 Percent Due 2021 [Member] | Senior Notes 4 Percent Due 2022 [Member]
Table Text Block Supplement [Abstract]
Amortization related to senior notes	1,000,000		1,100,000
Western Gas Partners [Member] | Senior Notes 2 Point 6 Percent Due 2018 [Member]
Table Text Block Supplement [Abstract]
Amortization related to senior notes	200,000
Western Gas Partners [Member] | Third Parties [Member]
Debt Instrument [Line Items]
Interest expense on long-term debt	59,293,000		41,171,000		20,533,000
Amortization of debt issuance costs and commitment fees	4,449,000	[4]	4,319,000	[4]	5,297,000	[4]
Capitalized interest	(11,945,000)		(6,196,000)		(420,000)
Western Gas Partners [Member] | Affiliated Entity [Member]
Debt Instrument [Line Items]
Interest expense on note payable to Anadarko	0	[5]	2,440,000	[5]	4,935,000	[5]
Interest expense on affiliate balances	$ 0	[6]	$ 326,000	[6]	$ 0	[6]

[1]	Includes affiliate (as defined in Note 1) interest expense of zero, $2.8 million and $4.9 million for the years ended December 31, 2013, 2012 and 2011, respectively. See Note 11.
[2]	Financial information has been recast to include the financial position and results attributable to the TEFR Interests. See Note 1 and Note 2.
[3]	For the year ended December 31, 2012, includes interest expense recognized on the WES note payable to Anadarko (see Note 11) and interest imputed on the reimbursement payable to Anadarko for certain expenditures Anadarko incurred in 2011 related to the construction of the Brasada facility and Lancaster plant. WES repaid the WES note payable to Anadarko in June 2012, and repaid the reimbursement payable to Anadarko related to the construction of the Brasada facility and Lancaster plant in the fourth quarter of 2012.
[4]	For the years ended December 31, 2013 and 2012, includes $1.0 million and $1.1 million, respectively, of amortization of (i) the original issue discount for the June 2012 offering of the 2022 Notes, partially offset by the original issue premium for the October 2012 offering of the 2022 Notes, (ii) original issue discount for the 2021 Notes and (iii) underwriters’ fees. In addition, for the year ended December 31, 2013, includes the amortization of the original issue discount and underwriters’ fees for the 2018 Notes of $0.2 million. For the year ended December 31, 2011, includes $0.5 million of amortization of the original issue discount and underwriters’ fees for the 2021 Notes.
[5]	In June 2012, the WES note payable to Anadarko was repaid in full. See WES note payable to Anadarko within this Note 11.
[6]	Imputed interest expense on the reimbursement payable to Anadarko for certain expenditures Anadarko incurred in 2011 related to the construction of the Brasada facility and Lancaster plant. In the fourth quarter of 2012, WES repaid the reimbursement payable to Anadarko associated with the construction of the Brasada facility and Lancaster plant.